INVESTMENT IN EQUITY INSTRUMENTS DESIGNATED AS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - Schedule of associate (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-current investments in equity instruments designated at fair value through other comprehensive income at start of the period	[1]		$ 0	$ 0
Initial recognition			4,589	0	[2]	$ 0	[2]
Non-current investments in equity instruments designated at fair value through other comprehensive income at end of period		$ 1,449	$ 1,449	$ 0	[1]	$ 0	[1]
Orchard Therapeutics
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership interest in associates		1.00%	1.00%	0.00%		0.00%
Non-current investments in equity instruments designated at fair value through other comprehensive income at start of the period			$ 0	$ 0		$ 0
Initial recognition			4,589	0		0
Share in net profit			0	0		0
Fair value remeasurement investments			(3,077)
Amortization of financial guarantee			0	0		0
Currency Translation			(63)	0		0
Non-current investments in equity instruments designated at fair value through other comprehensive income at end of period		$ 1,449	$ 1,449	$ 0		$ 0

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[2]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of cash flows and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.